SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Organization and Nature of Operations

Organization and Nature of Operations

Cardiff Lexington Corporation (“Cardiff”) was originally incorporated on September 3, 1986 in Colorado as Cardiff International Inc. On November 10, 2005, Cardiff merged with Legacy Card Company, LLC and changed its name to Cardiff Lexington Corporation. On August 27, 2014, Cardiff redomiciled and became a corporation under the laws of Florida. On April 13, 2021, Cardiff redomiciled and became a corporation under the laws of Nevada.

Cardiff is an acquisition holding company focused on locating undervalued and undercapitalized companies, primarily in the healthcare industry, and providing them capitalization and leadership to maximize the value and potential of their private enterprises while also providing diversification and risk mitigation for stockholders. All of Cardiff’s operations are conducted through, and its income derived from, its various subsidiaries, which includes:

•	We Three, LLC dba Affordable Housing Initiative (“AHI”), which was acquired on May 15, 2014 and sold on October 31, 2022;

•	Edge View Properties, Inc. (“Edge View”), which was acquired on July 16, 2014;

•	Platinum Tax Defenders (“Platinum Tax”), which was acquired on July 31, 2018 and sold on November 10, 2023; and

•	Nova Ortho and Spine, LLC (“Nova”), which was acquired on May 31, 2021.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Cardiff and its wholly owned subsidiaries, AHI, Edge View, Platinum Tax and Nova (collectively, the “Company”). Subsidiaries shown as discontinued operations include AHI and Platinum Tax. All significant intercompany accounts and transactions are eliminated in consolidation. Subsidiaries discontinued are shown as discontinued operations.

Reverse Stock Split

Reverse Stock Split

On January 9, 2024, the Company effected a 1-for-75,000 reverse split of its outstanding common stock. All outstanding shares of common stock and warrant to purchase common stock were adjusted to reflect the 1-for-75,000 reverse split, with respective exercise prices of the warrants proportionately increased. The conversion prices of the outstanding convertible notes and certain series of preferred stock were adjusted to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion.

All share and per share data throughout these consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. The total number of authorized shares of common stock did not change. As a result of the reverse stock split, an amount equal to the decreased value of the common stock was reclassified from “common stock” to “additional paid-in capital.”

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Management uses its historical records and knowledge of its business in making estimates. Accordingly, actual results could differ from those estimates.

Accounts Receivable

Accounts Receivable

The Company adopted ASU 2016-13, “Financial Instruments – Credit Losses.” In accordance with this standard, the Company recognizes an allowance for credit losses for its trade receivables to present the net amount expected to be collected as of the balance sheet date. This allowance is based on the credit losses expected to arise over the life of the asset and are based on Current Expected Credit Losses. Accounts receivable is reported on the balance sheet at the net amounts expected to be collected by the Company. Management closely monitors outstanding accounts receivable and recognized an additional allowance for credit losses in the amount of $122,190 and $0 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company had net accounts receivable of $13,305,254 and $6,603,920 respectively. Accounts receivables are primarily generated from subsidiaries in their normal course of business.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost. Expenditures for renewals and betterments that extend the useful lives of property, equipment or leasehold improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is calculated using the straight-line method for financial reporting purposes based on the following estimated useful lives:

Classification	Useful Life
Equipment, furniture, and fixtures	5 - 7 years
Medical equipment	10 years
Leasehold improvements	10 years or lease term, if shorter

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill and indefinite-lived assets are not amortized but are evaluated for impairment annually or when indicators of a potential impairment are present. The Company’s impairment testing of goodwill is performed separately from its impairment testing of indefinite-lived intangibles. The Company reviews goodwill for impairment on a reporting unit basis annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Goodwill is tested first for impairment based on qualitative factors on an annual basis or in between if an event occurs or circumstances change that indicate the fair value may be below its carrying amount, otherwise known as a ‘triggering event’. An assessment is made of these qualitative factors as such to determine whether it is more likely than not the fair value is less than the carry amount, including goodwill. The annual evaluation for impairment of indefinite-lived intangibles and, if then needed after the first step, Goodwill, is based on valuation models that incorporate assumptions and internal projections of expected future cash flows and operating plans. The Company believes such assumptions are also comparable to those that would be used by other marketplace participants. For the year ended December 31, 2023, the Company determined there to be no impairment. For the year ended December 31, 2022, the Company recognized goodwill impairment in the amount of $2,092,048 in its former financial services segment, which is now reflected in discontinued operations. The Company based this decision on impairment testing of the underlying assets, expected cash flows, decreased asset value and other factors.

Valuation of Long-lived Assets

Valuation of Long-lived Assets

In accordance with the provisions of Accounting Standards Codification (“ASC”) Topic 360-10-5, “Impairment or Disposal of Long-Lived Assets”, all long-lived assets such as plant and equipment and construction in progress held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to estimated cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Revenue Recognition

Revenue Recognition

The Company’s primary source of revenue is its healthcare subsidiary, which records revenues from providing licensed and/or certified orthopedic procedures. Revenue is recognized at a point in time in accordance with ASC 606. The Company’s healthcare subsidiary does not have contract liabilities or deferred revenue as there are no amounts prepaid for services. The Company applies the following five-step ASC 606 model to determine revenue recognition:

•	Identification of a contract with a customer

•	Identification of the performance obligations in the contact

•	Determination of the transaction price

•	Allocation of the transaction price to the separate performance obligations

•	Recognition of revenue when performance obligations are satisfied.

The Company applies the five-step model when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception and once the contract is determined to be within the scope of ASC 606, the Company assesses services promised within each contract and determines those that are a performance obligation and assesses whether each promised service is distinct.

The Company’s contracts for both its contract and service fees each contain a single performance obligation (providing orthopedic services), as the promise to transfer the individual services is not separately identifiable from other promises in the contracts and, therefore, not distinct, as a result, the entire transaction price is allocated to this single performance obligation.

Accordingly, the Company recognizes revenues (net) when the patient receives orthopedic care services. The Company’s patient service contracts generally have performance obligations which are satisfied at a point in time. The performance obligation is for onsite or off-site care provided. Patient service contracts are generally fixed-price, and the transaction price is in the contract. Revenue is recognized when obligations under the terms of the contract with our patients are satisfied; generally, at the time of patient care.

Established billing rates are not the same as actual amounts recovered for the Company’s healthcare subsidiary.  They generally do not reflect what the Company is ultimately paid by the customer, insurance carriers and other payors, and therefore are not reported in the consolidated financial statements at that rate. The Company is typically paid amounts based on established charges per procedure with guidance from the annually updated Current Procedural Terminology (“CPT”) guidelines (a code set maintained by the American Medical Association through the CPT Editorial Panel), that designates relative value units and a suggested range of charges for each procedure which is then assigned a CPT code.

This fee is discounted to reflect the percentage paid to the Company “using a modifier” recognized by each insurance carrier for services, less deductible, co-pay, and contractual adjustments which are deducted from the calculated fee. The net revenue is recorded at the time the services are rendered.

Contract Fees (Non-PIP)

Contract Fees (Non-PIP)

The Company has contract fees for amounts earned from its Non-Personal Injury Protection (“PIP”) related procedures, typically car accidents, and are collected on a contingency basis. Historically, these cases were sold to a factor who bears the risk of economic benefit or loss. After selling patient cases to the factor, any additional funds collected by the Company were remitted to the factor.

Service Fees – Net (PIP)

Service Fees – Net (PIP)

The Company generates services fees from performing various procedures on the date the services are performed. These services primarily include slip and falls as well as smaller nominal Non-PIP services. Fees are collected primarily from third party insurance providers. These revenues are based on established insurance billing rates, less allowances for contractual adjustments and uncollectible amounts. These contractual adjustments vary by insurance company and self-pay patients. The Company computes these contractual adjustments and collection allowances based on its historical collection experience.

Completing the paperwork for each case and preparing it for billing takes approximately ten business days after a procedure is performed. The majority of claims are then filed electronically except for those remaining insurance carriers requiring paper filing. An initial response is usually received within four weeks from electronic filing and up to six weeks from paper filing. Responses may be a payment, a denial, or a request for additional information.

The Company’s healthcare revenues are generated from professional medical billings including facility and anesthesia services. With respect to facility and anesthesia services, the Company is the primary obligor as the facility and anesthesia services are considered part of one integrated performance obligation. Historically the Company receives 49% of collections from total gross billed. Accordingly, the Company recognized net healthcare service revenue as 49% of gross billed amounts. Historical collection rates are estimated using the most current prior 12-month historical payment and collection percentages.

Historically through April 2023, the Company’s healthcare subsidiary has had contractual medical receivable sales and purchase agreements with third party factors which result in approximately 54% reduction from the accounts receivables amounts when a receivable is sold to the factors. The Company evaluated the factored adjustments considering the actual factored amounts per patient on a quarterly interval, and the reductions from accounts receivable that were factored were recorded in finance charges as other expenses on the consolidated statement of operations.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs are included as a component of cost of sales in the consolidated statements of operations and changes in stockholders’ equity. The Company recognized advertising and marketing expense of $126,670 and $233,798 for the years ended December 31, 2023 and 2022, respectively.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs), and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2	Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

Distinguishing Liabilities from Equity

Distinguishing Liabilities from Equity

The Company accounts for its series N senior convertible preferred stock, series R convertible preferred stock, and series X senior convertible preferred stock subject to possible redemption in accordance with ASC 480, “Distinguishing Liabilities from Equity”. Conditionally redeemable preferred shares are classified as temporary equity within the Company’s consolidated balance sheet.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under the recognition and measurement principles of the fair value recognition provisions of section 718-10-30 of the FASB ASC. Pursuant to paragraph 718-10-30-6 of the FASB ASC, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur.

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest.

The expense resulting from share-based payments is recorded in general and administrative expense in the consolidated statements of operations.

Income Taxes

Income Taxes

Income taxes are determined in accordance with ASC Topic 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

For the years ended December 31, 2023 and 2022, the Company did not have any interest and penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions.

Income (Loss) per Share

Income (Loss) per Share

FASB ASC Subtopic 260, Earnings Per Share, provides for the calculation of “Basic” and “Diluted” earnings per share. Basic earnings per common share is computed by dividing income available to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed by dividing income available to common stockholders by the weighted-average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include outstanding stock options, warrants, and debts convertible into common stock. The dilutive effect of stock options and warrants are reflected in diluted earnings per common share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of the Company’s common stock can result in a greater dilutive effect from potentially dilutive securities. The diluted effect of debt convertibles is reflected utilizing the if converted method.

Going Concern

Going Concern

The accompanying consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The Company had previously sustained operating losses since its inception, has an accumulated deficit of $68,684,115 and $70,932,435, respectively, as of December 31, 2023 and 2022. We had negative cash flow from operations of $1,807,987 and $1,099,461 during the years ended December 31, 2023 and 2022. These factors raise a substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classifications of liabilities that might result if the Company is unable to continue as a going concern.

The ability of the Company to continue as a going concern and the appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusions. Management has prospective investors and believes the raising of capital will allow the Company to fund its cash flow shortfalls and pursue new acquisitions. There can be no assurance that the Company will be able to obtain sufficient capital from debt or equity transactions or from operations in the necessary time frame or on terms acceptable to it. Should the Company be unable to raise sufficient funds, it may be required to curtail its operating plans. In addition, increases in expenses may require cost reductions. No assurance can be given that the Company will be able to operate profitably on a consistent basis, or at all, in the future. Should the Company not be able to raise sufficient funds, it may cause cessation of operations.

Recent Accounting Standards

Recent Accounting Standards

The FASB issued ASU 2023-07 on November 27, 2023. The amendments “improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.” In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable “investors to better understand an entity’s overall performance” and assess “potential future cash flows.” The Management is evaluating the impact of ASU 2023-07 on the consolidated financial statements and does not expect there to be any changes or impact to the financial statements.